SHARE BASED PAYMENTS (Details 2)	12 Months Ended
Jun. 30, 2018 AUD ($) Year
PBTAY
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	August 5, 2013
Exercise Price per Share	$ 0.66
Share Price at Grant Date	$ 0.38
Expected Share Price Volatility	62.00%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	3.05%
PBTAZ
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 2, 2013
Exercise Price per Share	$ 0.66
Share Price at Grant Date	$ 0.41
Expected Share Price Volatility	61.00%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	3.24%
PBTAA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 25, 2013
Exercise Price per Share	$ 0.61
Share Price at Grant Date	$ 0.38
Expected Share Price Volatility	63.60%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	3.31%
PBTAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	November 4, 2013
Exercise Price per Share	$ 0.73
Share Price at Grant Date	$ 0.44
Expected Share Price Volatility	68.80%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	3.46%
PBTAE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	December 13, 2013
Exercise Price per Share	$ 1.04
Share Price at Grant Date	$ 0.69
Expected Share Price Volatility	70.70%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	3.45%
PBTAF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	February 7, 2014
Exercise Price per Share	$ 1.12
Share Price at Grant Date	$ 1.18
Expected Share Price Volatility	58.50%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	3.44%
PBTAG
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	April 7, 2014
Exercise Price per Share	$ 0.25
Share Price at Grant Date	$ 0.23
Expected Share Price Volatility	289.40%
Years to Expiry | Year	4
Dividend Yield	0.00%
Risk-free Interest Rate	3.02%
PBTAB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	October 3, 2014
Exercise Price per Share	$ 0.34
Share Price at Grant Date	$ 0.22
Expected Share Price Volatility	130.50%
Years to Expiry | Year	4
Dividend Yield	0.00%
Risk-free Interest Rate	2.71%
PBTAH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	February 19, 2015
Exercise Price per Share	$ 0.26
Share Price at Grant Date	$ 0.16
Expected Share Price Volatility	74.80%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	2.00%
PBTAR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	May 27, 2015
Exercise Price per Share	$ 0.27
Share Price at Grant Date	$ 0.17
Expected Share Price Volatility	69.40%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	2.25%
PBTAS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	June 7, 2017
Exercise Price per Share	$ 0.07
Share Price at Grant Date	$ 0.05
Expected Share Price Volatility	100.00%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	1.97%
PBTAAA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	18-Dec-17
Exercise Price per Share	$ 0.11
Share Price at Grant Date	$ 0.07
Expected Share Price Volatility	100.00%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	2.38%
PBTAI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	01-Feb-18
Exercise Price per Share	$ 0.08
Share Price at Grant Date	$ 0.06
Expected Share Price Volatility	100.00%
Years to Expiry | Year	5
Dividend Yield	0.00%
Risk-free Interest Rate	2.24%